Condensed Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 11,743		$ 13,021		$ 5,693
Aluminum products	383		691		599
Revenues from logistic services	328		334		314
Fertilizer products	787		768		65
Others	307		393		177
Revenues before taxes	13,548		15,207		6,848
Taxes on revenues	(335)		(278)		(244)
Net operating revenues	13,213		14,929		6,604
Operating costs and expenses
Cost of ores and metals sold	(4,101)		(4,258)		(2,600)
Cost of aluminum products	(289)		(565)		(507)
Cost of logistic services	(289)		(285)		(230)
Cost of fertilizer products	(645)		(674)		(38)
Others	(252)		(258)		(164)
Total costs	(5,576)		(6,040)		(3,539)
Selling, general and administrative expenses	(419)		(647)		(293)
Research and development expenses	(342)		(301)		(172)
Gain on sale of assets	1,513
Others	(420)		(774)		(538)
Total costs and expenses	(5,244)		(7,762)		(4,542)
Operating income	7,969		7,167		2,062
Non-operating income (expenses)
Financial income	165		117		48
Financial expenses	(582)		(926)		(465)
Gains (losses) on derivatives, net	239		473		(230)
Foreign exchange and indexation gains, net	80		51		(30)
Total non-operating income (expenses)	(98)		(285)		(677)
Income before discontinued operations, income taxes and equity results	7,871		6,882		1,385
Income taxes
Current	(1,593)		(1,549)		(249)
Deferred	216		412		488
Income taxes per consolidated statements of income	(1,377)		(1,137)		239
Equity in results of affiliates, joint ventures and other investments	280		303		96
Net income from continuing operations	6,774		6,048		1,720
Discontinued operations, net of tax					(145)
Net income	6,774		6,048		1,575
Net income (loss) attributable to noncontrolling interests	(52)		131		(29)
Net income attributable to the Company's stockholders	$ 6,826		$ 5,917		$ 1,604
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share	$ 1.29		$ 1.12		$ 0.29
Earnings per common share	$ 1.29		$ 1.12		$ 0.29
Earnings per preferred share linked to mandatorily convertible notes	$ 1.67	[1]	$ 1.61	[1]	$ 0.54	[1]
Earnings per common share linked to mandatorily convertible notes	$ 1.74	[1]	$ 1.68	[1]	$ 0.60	[1]

[1]	Basic earnings per share only, as dilution assumes conversion